Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 09, 2020
Registrant Name	dei_EntityRegistrantName	VANGUARD TRUSTEES' EQUITY FUND
CIK	dei_EntityCentralIndexKey	0000313850
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 09, 2020
Effective Date	dei_DocumentEffectiveDate	Oct. 09, 2020
Prospectus Date	rr_ProspectusDate	Feb. 27, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A